ACCOUNTS RECEIVABLE - Incentives and Other Governance Assistance Receivable (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 50,997,608	$ 30,181,703
Incentives and other government assistance receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	25,312,738	4,807,757
Transport Canada Medium and Heavy-duty Zero-Emission Vehicles ("iMHZEV") Program
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,020,673	0
U.S. Environmental Protection Agency ("EPA") School Bus Program
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,767,713	0
Government of Quebec Ecocamionnage program
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,118,060	0
Ministry of Transportation of Quebec Programme d'électrification du transport scolaire ("PETS")
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,425,724	3,904,401
Other government assistance and incentives receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 980,568	$ 903,356